Company information (Details) € / shares in Units, € in Millions, $ in Millions	May 26, 2026 USD ($)	May 26, 2026 EUR (€) € / shares shares	Jun. 30, 2026 € / shares	Dec. 31, 2025	Jun. 30, 2025
Disclosure Of Information Related To The Company [Line Items]
Capital increase (in shares) | shares		2,218,467
Proceeds from issuing shares	$ 100	€ 80.1
Proceeds from issuing other equity instruments | €		€ 86.1
Issuance price per share (in euro per share) | € / shares		€ 33.60
Closing foreign exchange rate			1.1394	1.1750	1.1720
Discount rate applied to cash flow projections		14.92%
Par value per share (in euro per share) | € / shares			€ 0.03
Top of range | Nanoprimer and Other Platforms
Disclosure Of Information Related To The Company [Line Items]
Plan allocation for proceeds from sale of additional ADSs (percentage)		5000.00%
Top of range | General Corporate Purposes
Disclosure Of Information Related To The Company [Line Items]
Plan allocation for proceeds from sale of additional ADSs (percentage)		3000.00%
Bottom of range | Nanoprimer and Other Platforms
Disclosure Of Information Related To The Company [Line Items]
Plan allocation for proceeds from sale of additional ADSs (percentage)		60.00%
Bottom of range | General Corporate Purposes
Disclosure Of Information Related To The Company [Line Items]
Plan allocation for proceeds from sale of additional ADSs (percentage)		40.00%
NBTXR3 | Support and Development
Disclosure Of Information Related To The Company [Line Items]
Plan allocation for proceeds from sale of additional ADSs (percentage)		10.00%
ADR
Disclosure Of Information Related To The Company [Line Items]
Capital increase (in shares) | shares		225,373
Issuance price per share (in euro per share) | € / shares		€ 38.98
Additional American Depositary Receipt (ADR)
Disclosure Of Information Related To The Company [Line Items]
Capital increase (in shares) | shares		33,805
Pre Fund Warrants (PFW)
Disclosure Of Information Related To The Company [Line Items]
Capital increase (in shares) | shares		345,099
European Central Bank
Disclosure Of Information Related To The Company [Line Items]
Closing foreign exchange rate		1.16
Ordinary shares
Disclosure Of Information Related To The Company [Line Items]
Par value per share (in euro per share) | € / shares		€ 0.03